AB Fixed Income Taxable Portfolios [Member] Shareholder Fees - AB Fixed Income Taxable Portfolios [Member] - AB Core Bond Portfolio - AB Core Bond Class Z	Sep. 30, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%